Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 24,551	$ 19,140	$ 11,513
Adjustments to reconcile net income to net cash provided by operating activities:
Equity loss (income) of joint ventures	788	(957)	225
Depreciation and amortization	8,815	8,267	7,490
Foreign currency transaction (gain) loss	(3,075)	36	395
Unrealized gain on peso option contracts			(395)
Loss on disposition of property, plant and equipment	154	170	100
Deferred income taxes	(3,330)	1,447	3,847
Stock based compensation expense	1,323	1,128	1,062
Loss on settlement of pension obligation			2,144
Change in operating assets and liabilities:
Receivables	9,155	(21,291)	(2,923)
Inventories	(4,284)	(6,190)	(3,076)
Other assets	(1,482)	(6,535)	2,809
Accounts payable and accrued liabilities	(1,463)	16,188	(7,553)
Other, net	307	116	27
Net cash provided by operating activities	31,459	11,519	15,665
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in joint ventures	(4,384)		(965)
Loan to Joint Venture	(315)	(285)
Additions to property, plant and equipment	(26,097)	(12,812)	(12,515)
Proceeds received on sale of property, plant and equipment	1	71	91
Net cash used in investing activities	(30,795)	(13,026)	(13,389)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings under credit facility	9,000	1,250	3,250
Repayments under credit facility	(1,500)	(1,000)	(1,000)
Exercise of stock options and employee stock purchases	553	2,742	823
Excess tax benefits from stock-based compensation	367	495	270
Dividends paid to non-controlling interests of subsidiaries	(882)	(984)	(1,331)
Dividends paid	(1,711)	(1,542)	(1,352)
Net cash provided by financing activities	5,827	961	660
FOREIGN CURRENCY IMPACT ON CASH	(552)	(5)	(116)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	5,939	(551)	2,820
CASH AND CASH EQUIVALENTS
Beginning of year	19,756	20,307	17,487
End of year	25,695	19,756	20,307
Cash Paid During the Period For:
Income taxes	14,754	5,441	3,701
Interest	47	$ 42	$ 42
Non-Cash Investing Activities:
Change in capital expenditures in accounts payable	136
Guarantee of joint venture revolving credit facility	995
Guarantee of joint venture contract	$ 250